NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended					6 Months Ended				12 Months Ended
		Jun. 30, 2015		Mar. 31, 2015	Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
Numerator
Net loss		$ (5,722)		$ (6,580)	$ (4,025)		$ (12,302)		$ (9,567)		$ (27,277)	$ (15,132)
Preferred stock dividend		3,187			26		4,016		52		875	38
Net loss applicable to common stockholders		$ (8,909)			$ (4,051)		$ (16,318)		$ (9,619)		$ (28,152)	$ (15,170)
Denominator
Common stock - basic (in shares)		7,037,671			4,893,491		6,719,726		4,551,050		4,926,338	3,006,210
Common shares equivalents (in shares)		1,192,554	[1]		0	[1]	932,437	[1]	0	[1]	333,222	0
Weighted average shares outstanding during the period:		8,230,225			4,893,491		7,652,163		4,551,050		5,259,560	3,006,210
Basic and diluted net loss per common share (in dollars per share)		$ (1.08)			$ (0.83)		$ (2.13)		$ (2.11)		$ (5.35)	$ (5.05)
Potentially dilutive securities:
Outstanding common stock options							366,000	[2]	122,953	[2]	201,308	46,275
Outstanding preferred stock options							16,587	[2]	16,587	[2]	829,167	762,500
Related party liabilities							40,738	[2]	15,973	[2]	20,471	20,716
Warrants							303,000		451,840		310,911	563,689
Convertible promissory note(s)							0	[2]	31,500	[2]	0	42,167
Convertible preferred stock	[2]						5,000		5,000
8% Senior Convertible Debentures [Member]
Potentially dilutive securities:
Convertible promissory note(s)							0		29,453		0	500,000
Series C Preferred Stock [Member]
Potentially dilutive securities:
Convertible preferred stock											5,000	5,000
Series D Preferred Stock [Member]
Potentially dilutive securities:
Convertible preferred stock											288,739	288,739
Series E Preferred Stock [Member]
Potentially dilutive securities:
Convertible preferred stock											375,000	0

[1]	Preferred Stock Series D, E and G are participating securities; therefore we utilize the two class method of computing net loss per share.
[2]	The impact of stock options, warrants, convertible debt instruments and convertible preferred stock which do not have participation rights is anti-dilutive in a period of loss from continuing operations.